johim13f-102908

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      J O Hambro Investment Management Limited
                           21 St. James Square
                           London SW1Y 4HB


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Anthony Balniel
Title:        Head of Private Clients
Phone:        +44 20 7484 7476

Signature, Place, and Date of Signing:


 /s/ Anthony Balniel          London, England         October 29, 2008
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      50
                                                  -----------------------

Form 13F Information Table Value Total:              $441,911 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

                    J O HAMBRO INVESTMENT MANAGEMENT LIMITED

                            Name of Reporting Manager
                           Form 13F Information Table


Name of Issuer               Type of                  Value         Shrs or    Shr/  Investment      Other     Voting Authority
                             Class      Cusip        (x$1000)       Prn Amt.   Prn   Discretion      Managers  Sole Shared   None
AMERICAN EXPRESS CO           COM       025816109    13,147         371,075    SH    Shared-Defined     0                    371,075
BROOKDALE SN LIVING   	      COM	112463104    16,748	    761,660    SH    Shared-Defined	0		     761,660
BRUNSWICK CAP LTD	      COM	117043109     1,954       1,954,545    SH    Shared-Defined     0                  1,954,545
CADIZ INC     		      COM	127537207     7,624         399,802    SH    Shared-Defined     0                    399,802
COLGATE-PALMOLIVE CO.         COM       194162103    37,500         497,690    SH    Shared-Defined     0                    497,690
COVANTA HOLDING CORP          COM       22282E102       320          13,400    SH    Shared-Defined     0                     13,400
Dr PEPPER SNAPPLE	      COM	26138E109     3,909         147,648    SH    Shared-Defined     0                    147,648
DUKE ENERGY CORP              COM       26441C105    40,264       2,310,050    SH    Shared-Defined     0                  2,310,050
EL PASO CORP                  COM       28336I109    22,923       1,796,510    SH    Shared-Defined     0                  1,796,510
ELECTRONIC ARTS INC           COM	285S12109    15,367	    415,447    SH    Shared-Defined	0		     415,447
EQUINIX INC                   COM       294429105     5,887          84,758    SH    Shared-Defined     0                     84,758
EXXON MOBIL CORP              COM       30231G102   110,280         113,108    SH    Shared-Defined     0                    113,108
FASTENAL COM		      COM       311900104     9,932         201,100    SH    Shared-Defined     0                    201,100
FLUOR CORP COM 	              COM	343412102     2,999	     53,850    SH    Shared-Defined	0                     53,850
GENERAL ELECTRIC COM	      COM       369604103     4,993         195,825    SH    Shared-Defined	0                    195,825
GOLDMAN SACHS GROUP	      COM       38141G104     4,079          31,870    SH    Shared-Defined     0                     31,870
GOOGLE INC CLASS A            COM       38259P508     8,525          21,105    SH    Shared-Defined     0                     21,105
HARSCO CORP COM               COM       415864107     4,461	    119,960    SH    Shared-Defined     0  	             119,960
HERSHEY CO                    COM       427866108       498          12,620    SH    Shared-Defined     0                     12,620
INVERNESS MED INNOV           COM       46126P106     4,950         165,025    SH    Shared-Defined     0                    165,025
INVESCO LTC COM               COM       G491BT108     5,061         241,275    SH    Shared-Defined     0                    241,275
JPMORGAN CHASE COM	      COM       46625H100       764          16,465    SH    Shared-Defined     0                     16,365
MARSH & MCLENNAN COS INC      COM       571748102     6,977         219,692    SH    Shared-Defined     0                    219,692
MERCK & CO. INC               COM       589331107       587          18,630    SH    Shared-Defined     0                     18,630
MICROSOFT CORP                COM       594918104     1,616          60,560    SH    Shared-Defined     0                     60,560
MONSANTO COM                  COM       61166W101     4,349          43,939    SH    Shared-Defined     0                     43,939
MORGAN STANLEY COM	      COM	617446448     2,308         100,380    SH    Shared-Defined     0	             100,380
NORTHERN TRUST CORP COM       COM       665859104     5,894          81,644    SH    Shared-Defined     0                     81,644
NUVASIVE INC COM	      COM	670704105    14,810	    300,230    SH    Shared-Defined     0		     300,230
ORACLE CORP                   COM       68389X105       264          13,000    SH    Shared-Defined     0                     13,000
ORIENT EXPRESS HOTELS CL A    COM	G67743107     1,673	     69,350    SH    Shared-Defined     0		      69,350
PEABODY ENERGY CORP COM       COM	704549104     3,997	     88,830    SH    Shared-Defined     0		      88,830
PEPSICO INC                   COM       713448108     1,915          26,881    SH    Shared-Defined     0                     26,881
PETROLEO BRASILERIO SA	      COM       71654V408    12,367         281,390    SH    Shared-Defined     0                    281,390
PHILIP MORRIS INTERNATIONAL   COM       718172109       482          10,024    SH    Shared-Defined     0                     10,024
PROCTOR & GAMBLE CO           COM       742718109     1,368          19,630    SH    Shared-Defined     0                     19,630
QUALCOMM INC COM              COM       747525103    16,221         377,500    SH    Shared-Defined     0                    377,500
REYNOLDS AMERICAN INC         COM       761713106    20,064         412,670    SH    Shared-Defined     0                    412,670
SARA LEE CORP                 COM       803111103    14,707       1,164,490    SH    Shared-Defined     0                  1,164,490
SCHLUMBERGER                  COM       806857108    24,290         311,060    SH    Shared-Defined     0                    311,060
SOUTHERN CO COM	              COM       842587107    29,067         771,232    SH    Shared-Defined     0                    771,232
SPECTRA ENERGY CORM COM       COM       847560109    17,436         732,640    SH    Shared-Defined     0                    732,640
SPIRIT AEROSYSTEMS HOLDINGS   COM       848574109       247          15,380    SH    Shared-Defined     0                     15,380
TAIWAN SEMICONDUCTOR          COM       874039100      2674         285,435    SH    Shared-Defined     0                    285,435
TOMOTHERAPY INC               COM       890088107       344	     75,270    SH    Shared-Defined     0                     75,270
UNITED PARCEL SERVICES	      COM	911312106    15,275         242,900    SH    Shared-Defined     0                    242,900
VISTAPRINT LTD                SHS       G93762204     5,623         171,300    SH    Shared-Defined     0                    171,300
WAL MART STORES INC COM	      COM       931142103     8,222         137,289    SH    Shared-Defined     0
WALT DISNEY COMPANY COM       COM       254687106       658          21,445    SH    Shared-Defined     0                     21,445
WYETH                         COM       983024100       398          10,788    SH    Shared-Defined     0                     10,788